Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Jan. 31, 2024
Document Information [Line Items]
Entity Registrant Name	Sol-Gel Technologies Ltd.
Entity Central Index Key	0001684693
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Amendment Flag	false
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-38367
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	L3
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		27,857,620
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Exchange Name	NASDAQ
Trading Symbol	SLGL
Title of 12(b) Security	Ordinary Shares
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Adv. Tamar Fishman Jutkowitz
Entity Address, Address Line One	7 Golda Meir St
Entity Address, Address Line Two	Weizmann Science Park
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
City Area Code	972
Local Phone Number	8-9313429